INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

US$ MILLIONS	2022	2021
Cost	$13,718	$15,785
Accumulated amortization	(1,896)	(1,571)
Net intangible assets	$11,822	$14,214
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2022	2021
Cost at beginning of the year	$15,785	$13,233
Acquisitions through business combinations(1)	302	3,734
Additions, net of disposals	149	67
Assets reclassified as held for sale(2)	(793)	—
Assets held by subsidiaries disposed during the period(3)	(1,454)	(957)
Non-cash additions(4)	47	271
Foreign currency translation	(318)	(563)
Cost at end of year	$13,718	$15,785

(1)See Note 7, Acquisition of Businesses, for additional information.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.
(3)Refer to Note 5, Disposition of Businesses, for further details.
(4)Non-cash additions during the year ended December 31, 2021 primarily relates to revisions to the purchase price allocation at our telecom tower operation in India. Refer to Note 7, Acquisition of Businesses, for additional information.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2022	2021
Accumulated amortization at beginning of year	$(1,571)	$(1,466)
Assets held by subsidiaries disposed during the period(1)	5	281
Non-cash disposals	—	26
Amortization	(561)	(514)
Held for sale(2)	211	—
Foreign currency translation	20	102
Accumulated amortization at end of year	$(1,896)	$(1,571)

(1)See Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2022	2021
Brazilian regulated transmission operation	$2,816	$2,645
Canadian diversified midstream operation	2,186	2,536
North American rail operations	1,762	1,867
North American residential energy infrastructure operation	1,674	1,720
Peruvian toll roads	1,031	976
Indian telecom tower operation	682	782
U.K. telecom towers operation	537	480
U.K. port operation	258	289
Brazilian electricity transmission operation(1)	—	1,366
Indian toll roads(2)	—	658
Other(3)	876	895
Total	$11,822	$14,214

(1)Refer to Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6, Assets and Liabilities Held for Sale, for further details.
(3)Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2022	2021
North American rail operations	$2,094	$2,105
Canadian diversified midstream operation	1,984	2,125
North American residential energy infrastructure operation	1,463	1,356
Western Canadian natural gas gathering and processing operation	710	762
U.S. data center operation	503	503
Brazilian regulated transmission operation	488	456
Colombian natural gas distribution operation	367	433
U.K. telecom tower operation	332	341
Other	848	898
Total	$8,789	$8,979